Contents of Significant Accounts - Financial Assets at Fair Value through Other Comprehensive Income, Non-Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, non-current	$ 10,526,144	$ 374,863	$ 14,723,232
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, non-current	10,355,999		14,547,738
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, non-current	$ 170,145		$ 175,494